UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/99

Check here if Amendment [x]; Amendment Number: 1
   This Amendment (Check only one.):           [x] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Susan Chamberlain
Title: CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                Chicago, IL                    05/03/05
         [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/99
                         RUN DATE: 05/31/05  4:52 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   66

FORM 13F INFORMATION TABLE VALUE TOTAL:   $321,953
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

PORTVUE-SEC13F.LNP                                   HOLLAND CAPITALMANAGEMENT                                            PAGE 1
RUN DATE: 05/31/05 4:52 P.M.

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/99

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     3929   107100 SH       SOLE                      0        0    107100
AES CORP                       COM              00130H105     4415   149650 SH       SOLE                      0        0    149650
AFFILIATED COMPUTER SVCS INC C COM              008190100     3307   162800 SH       SOLE                      0        0    162800
ALBERTSONS INC                 COM              013104104     2272    57425 SH       SOLE                      0        0     57425
AMERICAN HOME PRODS CORP       COM              026609107     2148    51766 SH       SOLE                      0        0     51766
AMERICAN INTL GROUP INC        COM              026874107     8234   142073 SH       SOLE                      0        0    142073
AMERICAN MGMT SYS INC COM      COM              027352103     1418    55275 SH       SOLE                      0        0     55275
AT & T CORP.                   COM              001957109     8456   194399 SH       SOLE                      0        0    194399
AUTOMATIC DATA PROCESSING      COM              053015103     6596   147800 SH       SOLE                      0        0    147800
BANK ONE CORP                  COM              06423A103     1940    55718 SH       SOLE                      0        0     55718
BP PLC ADR                     COM              055622104     3555    64160 SH       SOLE                      0        0     64160
CARNIVAL CRUISE LINE INC CL A  COM              143658102     5635   129530 SH       SOLE                      0        0    129530
CISCO SYS INC                  COM              17275R102    10732   313050 SH       SOLE                      0        0    313050
CITIGROUP INC.                 COM              172967101     4039   122380 SH       SOLE                      0        0    122380
CLOROX CO                      COM              189054109     4308   112625 SH       SOLE                      0        0    112625
COCA COLA CO                   COM              191216100     1842    38177 SH       SOLE                      0        0     38177
COLGATE PALMOLIVE CO           COM              194162103     3335    72900 SH       SOLE                      0        0     72900
CONCORD EFS INC COM            COM              206197105     2145   207965 SH       SOLE                      0        0    207965
COSTCO WHOLESALE CORP          COM              22160K105     3139    87200 SH       SOLE                      0        0     87200
CVS CORP COM                   COM              126650100     3068    75175 SH       SOLE                      0        0     75175
E M C CORP MASS                COM              268648102     7739   216848 SH       SOLE                      0        0    216848
ELAN PLC ADR                   COM              284131208     3153    93930 SH       SOLE                      0        0     93930
ENRON CORP                     COM              293561106     5397   131440 SH       SOLE                      0        0    131440
FANNIE MAE                     COM              313586109     5826    92944 SH       SOLE                      0        0     92944
FEDERAL SIGNAL CORP            COM              313855108     3270   164552 SH       SOLE                      0        0    164552
FREDDIE MAC                    COM              313400301     5048    97071 SH       SOLE                      0        0     97071
GENERAL ELEC CO                COM              369604103    15185   384225 SH       SOLE                      0        0    384225
GILLETTE CO COM                COM              375766102     2615    77050 SH       SOLE                      0        0     77050
GRAINGER, W W INC              COM              384802104     3087    64220 SH       SOLE                      0        0     64220
GUIDANT CORP COM               COM              401698105     2495    46525 SH       SOLE                      0        0     46525
HEWLETT PACKARD CO             COM              428236103     5105   112500 SH       SOLE                      0        0    112500
HOME DEPOT INC                 COM              437076102     4201    91821 SH       SOLE                      0        0     91821
I B M                          COM              459200101     9216    76162 SH       SOLE                      0        0     76162
INTEL CORP                     COM              458140100     7967   214424 SH       SOLE                      0        0    214424
JACOBS ENGR GROUP INC COM      COM              469814107     2574   158400 SH       SOLE                      0        0    158400
JOHNSON & JOHNSON              COM              478160104     7433   161806 SH       SOLE                      0        0    161806
LILLY, ELI AND COMPANY         COM              532457108     3415    53200 SH       SOLE                      0        0     53200
LOWES CO                       COM              548661107     2704   110928 SH       SOLE                      0        0    110928
LUCENT TECHNOLOGIES INC COM    COM              549463107    10407   160415 SH       SOLE                      0        0    160415
MAGNA INTL INC CL A            COM              559222401     1520    30601 SH       SOLE                      0        0     30601
MBIA INC                       COM              55262C100     3195   102777 SH       SOLE                      0        0    102777
MCI WORLDCOM INC COM           COM              55268B106    12027   251000 SH       SOLE                      0        0    251000
MEDTRONIC INC                  COM              585055106     4833   135900 SH       SOLE                      0        0    135900
MELLON BANK CORP               COM              585509102     3599   107025 SH       SOLE                      0        0    107025
MERCK & CO INC                 COM              589331107     6524   100653 SH       SOLE                      0        0    100653
MGIC INVT CORP WIS COM         COM              552848103     3254    68150 SH       SOLE                      0        0     68150
MICROSOFT CORP                 COM              594918104    16790   370804 SH       SOLE                      0        0    370804
MOBIL CORP                     COM              607059102     3592    35650 SH       SOLE                      0        0     35650
NORTHERN TRUST CORP            COM              665859104     3931    94150 SH       SOLE                      0        0     94150
PEPSICO INC                    COM              713448108     3979   130451 SH       SOLE                      0        0    130451
PFIZER INC                     COM              717081103     6067   169113 SH       SOLE                      0        0    169113




PORTVUE-SEC13F.LNP                                   HOLLAND CAPITALMANAGEMENT                                            PAGE 2
RUN DATE: 05/31/05 4:52 P.M.

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/99

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PHARMACIA & UPJOHN, Inc. COM   COM              716941109     3046    61390 SH       SOLE                      0        0     61390
PHILIP MORRIS COS INS          COM              718154107     2610    76350 SH       SOLE                      0        0     76350
PROCTER & GAMBLE COMPANY       COM              742718109     5245   111900 SH       SOLE                      0        0    111900
ROYAL DUTCH PETRO-NY SHARES    COM              780257804     1887    31950 SH       SOLE                      0        0     31950
SAFEWAY INC COM NEW            COM              786514208     4316   113401 SH       SOLE                      0        0    113401
SCHERING PLOUGH CORP           COM              806605101     5256   120471 SH       SOLE                      0        0    120471
SCHLUMBERGER                   COM              806857108     3978    63844 SH       SOLE                      0        0     63844
SMITHKLINE BEECHAM PLC ADR RPS COM              832378301     1490    25850 SH       SOLE                      0        0     25850
TYCO INTL LTD NEW COM          COM              902124106     7269   140812 SH       SOLE                      0        0    140812
VALSPAR CORP                   COM              920355104     2472    75625 SH       SOLE                      0        0     75625
WAL MART STORES INC            COM              931142103     5440   114375 SH       SOLE                      0        0    114375
WALGREEN COMPANY               COM              931422109     4336   170875 SH       SOLE                      0        0    170875
WARNER LAMBERT CO              COM              934488107     4867    73325 SH       SOLE                      0        0     73325
WELLS FARGO NEW                COM              949746101     6085   153575 SH       SOLE                      0        0    153575
WHITMAN CORP NEW COM           COM              96647R107     2995   210150 SH       SOLE                      0        0    210150

     LINE COUNT: 66